Deferred income - Movement in the non-current and current deferred income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	€ 3,000,646	€ 149,801	€ 219,892
Upfront payments	160,000
Upfront/license fees received			38,874
Upfront received and impact of initial valuation of share subscription		3,655,416
Milestones received	90,192	49,727	20,965
Significant financing component	16,278	6,900
Revenue recognition of upfront/license fees	(411,417)	(1,009,663)	(148,985)
Revenue recognition of milestones	(46,261)	(51,156)	(64,394)
Catch-up effect on closing date (1)		245,883
Other movements	(305)	(46,262)	229
Deferred income, ending balance	2,809,133	3,000,646	149,801
Gilead
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	4,012,108
Deferred income, ending balance	4,286,852	4,012,108
Other
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	10	308	300
Other movements	57	(297)	7
Deferred income, ending balance	67	10	308
IFRS 15
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance			303,112
Reclassified from equity following adoption of IFRS 15				€ 83,220
IFRS 15 | Other
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance			300
Fee for services segment
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	362	471	248
Other movements	(362)	(109)	222
Deferred income, ending balance		362	471
Fee for services segment | IFRS 15
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance			248
Collaboration agreement for filgotinib
Disclosure of Deferred Income [Line Items]
Deferred income, ending balance	818,700
Collaboration agreement for filgotinib | Gilead
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	780,261	145,798	213,981
Upfront payments	160,000
Upfront received and impact of initial valuation of share subscription		641,663
Milestones received	90,192	27,317	12,417
Significant financing component	16,278	6,900
Revenue recognition of upfront/license fees	(181,816)	(260,207)	(96,809)
Revenue recognition of milestones	(46,261)	(27,092)	(27,623)
Catch-up effect on closing date (1)		245,883
Deferred income, ending balance	818,654	780,261	145,798
Collaboration agreement for filgotinib | IFRS 15 | Gilead
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance			257,814
Reclassified from equity following adoption of IFRS 15				43,832
Gilead collaboration agreement for ziritaxestat | Gilead
Disclosure of Deferred Income [Line Items]
Upfront received and impact of initial valuation of share subscription		666,967
Revenue recognition of upfront/license fees		(666,967)
Gilead collaboration agreement for drug discovery platform
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	2,220,000
Deferred income, ending balance	1,990,400	2,220,000
Gilead collaboration agreement for drug discovery platform | Gilead
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	2,220,013
Upfront received and impact of initial valuation of share subscription		2,346,787
Revenue recognition of upfront/license fees	(229,601)	(80,918)
Other movements		(45,856)
Deferred income, ending balance	€ 1,990,412	2,220,013
AbbVie collaboration agreement for CF | AbbVie
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance		3,224
Upfront/license fees received			38,874
Milestones received		22,410	8,548
Revenue recognition of upfront/license fees		(1,570)	(52,176)
Revenue recognition of milestones		€ (24,064)	(36,771)
Deferred income, ending balance			3,224
AbbVie collaboration agreement for CF | IFRS 15 | AbbVie
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance			44,749
Reclassified from equity following adoption of IFRS 15				44,749
Servier collaboration agreement for osteoarthritis | Servier
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance			€ 5,362
Servier collaboration agreement for osteoarthritis | IFRS 15 | Servier
Disclosure of Deferred Income [Line Items]
Reclassified from equity following adoption of IFRS 15				€ (5,362)